THRIVENT VARIABLE LIFE ACCOUNT I

THRIVENT VARIABLE INSURANCE ACCOUNT A

TLIC VARIABLE INSURANCE ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT II

THRIVENT VARIABLE ANNUITY ACCOUNT A

THRIVENT VARIABLE ANNUITY ACCOUNT B

TLIC VARIABLE ANNUITY ACCOUNT A

Supplement to Prospectuses dated April 30, 2015

Please include this Supplement with your Prospectus

A Special Meeting of shareholders of the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio and Thrivent Partner Technology Portfolio, each of which is a separate series of Thrivent Series Fund, Inc. (the “Fund”), was held on August 14, 2015, and the shareholders of each voted in favor of merging the Portfolios listed below effective August 21, 2015.

Target Portfolio		Acquiring Portfolio
Thrivent Partner Small Cap Growth Portfolio	→	Thrivent Small Cap Stock Portfolio
Thrivent Partner Small Cap Value Portfolio	→	Thrivent Small Cap Stock Portfolio
Thrivent Mid Cap Growth Portfolio	→	Thrivent Mid Cap Stock Portfolio
Thrivent Partner Mid Cap Value Portfolio	→	Thrivent Mid Cap Stock Portfolio
Thrivent Natural Resources Portfolio	→	Thrivent Large Cap Stock Portfolio
Thrivent Partner Technology Portfolio	→	Thrivent Large Cap Growth Portfolio

As described in the prospectuses for Contracts offered by the Variable Accounts listed above, we allocate premiums based on your designation to one or more Subaccounts of the Variable Account associated with your Contract. The assets of each Subaccount are invested in a corresponding Portfolio of the Fund. At the close of business on August 21, 2015, the portion of any purchase payment or other transaction allocated to a Subaccount that invests in the Thrivent Partner Small Cap Growth Portfolio, Thrivent Partner Small Cap Value Portfolio, Thrivent Mid Cap Growth Portfolio, Thrivent Partner Mid Cap Value Portfolio, Thrivent Natural Resources Portfolio, and Thrivent Partner Technology Portfolio will be automatically reallocated to the corresponding Subaccount that invests in the applicable Portfolio. As a result of these mergers, the shares of each of the above Portfolio’s that fund benefits under your variable contract automatically will be exchanged for an equal dollar value of shares of the corresponding Portfolio.

The date of this Supplement is August 19th, 2015

Thrivent Financial for Lutherans

Service Center

4321 North Ballard Road

Appleton, WI 54919-0001

Toll-Free Telephone Number

800-847-4836

28929